Consolidated Balance Sheet [Parenthetical]	Dec. 31, 2016 USD ($) $ / shares shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized	1,000,000
Common stock, shares issued	22,047,531
Common stock, shares outstanding	22,047,531
Redeemable convertible preferred stock [Member]
Temporary equity, par value (in dollars per share) | $ / shares	$ 0.01
Temporary equity, shares authorized	1,000,000
Temporary equity, shares issued	168
Temporary equity, shares outstanding	168
Temporary equity, liquidation preference value | $	$ 168,496